Fees Summary	Jan. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 812,000
Previously Paid Amount	0.00
Total Fee Amount	124.32
Total Offset Amount	0.00
Net Fee	124.32
Narrative - Max Aggregate Offering Price	$ 812,000
Final Prospectus	true